Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 31, 2020	Dec. 19, 2019	Jul. 22, 2019	Jul. 02, 2018	Apr. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 23, 2019	Jun. 02, 2018	Dec. 31, 2017
Date of acquisition	Aug. 31, 2020
Purchase consideration	$ 1,000
Purchase consideration paid in cash	800
Goodwill	200					$ 311,573	$ 312,750		$ 311,573		$ 312,750	$ 226,679			$ 203,122
Sales, general and administrative						65,321		$ 39,811	175,877	$ 115,992	163,033	138,915
Acquisition related costs						$ 1,100		$ 300	$ 800	$ 1,400	2,000	1,500
Purchase consideration, additional cash earn-out on achievement of net revenue targets	200						2,397				$ 2,397	$ 10,448
Acquisition of intangible assets	700
Acquisition of accounts receivable	$ 100
Weighted-average estimated useful life of acquired intangibles	3 years 1 month 6 days										7 years 8 months 12 days	8 years 4 months 24 days
SCUF Acquisition
Date of acquisition		Dec. 19, 2019
Percentage of equity interest acquired		100.00%
Purchase consideration		$ 137,800
Purchase consideration paid in cash		128,200
Purchase consideration paid in equity		$ 8,000
Purchase consideration paid in equity units		2,110,818
Purchase consideration paid in equity shares		1,055,408
Contingent cash consideration relating to finalization of pre-acquisition of tax liabilities		$ 1,600
Revenue											$ 6,400
Net loss											(1,700)
Goodwill		73,665					72,642				72,642
Inventory adjustment recognized in cost of revenue		2,000
Purchase consideration		136,300
Acquisition of intangible assets		71,890
Acquisition of accounts receivable		4,587
Measurement period adjustment, reduction in purchase price		1,500
Measurement period adjustment, reduction in inventory		500
Measurement period adjustment, reduction in goodwill		1,000
Contingent cash consideration		1,500
SCUF Acquisition | Previously Reported
Goodwill		73,665
SCUF Acquisition | Cost of Revenue
Inventory adjustment recognized in cost of revenue		$ 1,500
Origin Acquisition
Purchase consideration			$ 13,800
Purchase consideration paid in cash			5,500
Purchase consideration paid in equity			$ 2,000
Purchase consideration paid in equity units			533,333
Purchase consideration paid in equity shares			266,667
Contingent cash consideration relating to finalization of pre-acquisition of tax liabilities			$ 300
Goodwill			12,270
Purchase consideration			13,500
Deferred cash consideration payable			1,400
Additional cash earn-out on achievement of targets			4,600				4,000				$ 4,000		$ 4,600
Sales, general and administrative							$ 600
Acquisition of intangible assets			1,000
Acquisition of accounts receivable			1,379
Measurement period adjustment, reduction in purchase price			200
Measurement period adjustment, reduction in goodwill			100
Measurement period adjustment, reduction in other liabilities and accrued expenses			$ 300
Contingent earn-out liability paid					$ 2,400
Elgato Acquisition
Purchase consideration				$ 46,600								$ 9,000
Purchase consideration paid in cash				30,200
Purchase consideration paid in equity				$ 6,200
Purchase consideration paid in equity units				1,736,521
Purchase consideration paid in equity shares				868,260
Revenue												25,400
Net loss												$ 11,000
Goodwill				$ 23,487										$ 23,487
Deferred cash consideration payable				10,200
Acquisition of intangible assets				$ 19,342